TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of Composition of Trade Receivables
Composition:

	New Israeli Shekels
	December 31
	2017	2018
	In millions
Trade (current and non-current)	1,260	1,130
Deferred interest income (note 2(n))	(27)	(26)
Allowance for credit loss	(193)	(188)
	1,040	916
Current	808	656
Non – current	232	260

Schedule of Allowance for Doubtful Accounts
The changes in the allowance for credit losses for the years ended December 31, 2016, 2017 and 2018 are as follows:

	New Israeli Shekels
	Year ended
	2016	2017	2018
	In millions
Balance at beginning of year	169	190	193
Receivables written-off during the year as uncollectible	(61)	(49)	(35)
Charge or expense during the year*	82	52	30
Balance at end of year	190	193	188

Schedule of Aging of Gross Trade Receivables
The aging of gross trade receivables and their respective allowance for credit losses as of January 1, 2018 and December 31, 2018 is as follows:

	New Israeli Shekels			New Israeli Shekels
	January 1, 2018			December 31, 2018
	In millions			In millions
	Average expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	1%	977	13	2%	900	19
Less than one year	50%	112	56	56%	94	53
More than one year	73%	171	124	85%	136	116
		1,260	193		1,130	188